ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2019
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 7:	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31
	2019	2018
	$	$
Liabilities related with the Smart ID acquisition (see note 8 c1)	805	805
Accrued marketing expenses	240	223
Professional services	283	553
Facilities	466	305
Legal contingent liability	60	60
Legal service providers	76	709
Other accrued expenses	2,739	1,820
	4,667	4,475